UNIT-BASED COMPENSATION (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of common units that may be delivered (in shares)	500,000
Share options granted (in shares)	24,000
Exercise price as of grant date (in dollars per share)	$ 20.55
Options outstanding, weighted average exercise price	$ 18.24	$ 20.55
Weighted average remaining contractual term (years)	3 years 11 months	0 years
Options exercisable (in shares)	33,000
Options outstanding, aggregate intrinsic value	$ 200	$ 0
Options, vested in period, fair value	200	0
Compensation cost recognized	$ 239	$ 23
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield(2)	0.00%	0.00%
Unrecognized compensation cost	$ 400
Weighted average period of recognition	1 year 11 months
Golar Partners, Common Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted (in shares)	99,000
Exercise price as of grant date (in dollars per share)	$ 20.55
Golar Partners, Common Units | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term	5 years
Vesting November 18, 2017 | Golar Partners, Common Units | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.33%
Vesting November 18, 2018 | Golar Partners, Common Units | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.33%
Vesting November 18, 2019 | Golar Partners, Common Units | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.33%